Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (411,957)	$ (1,571,358)	$ (1,954,297)	$ (2,888,765)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on reverse merger				2,837,392
Stock based compensation	152,625	1,508,000	1,853,501
Imputed interest	1,499	240	1,763
Changes in assets and liabilities
Increase (decrease) in contract liability				(44,444)
Increase in prepaid assets	(1,244)		(187,500)
Increase (decrease) in accounts payable	24,220	(7,758)	113,392	13,997
Net cash used in operating activities	(234,857)	(70,876)	(168,463)	(81,820)
Cash Flows from investing
Net cash used in investing activities
Cash Flows from Financing Activities
Proceeds from related party advances	1,909	32,124	1,909	15,979
Payment of related party advances	(1,909)	(8,152)	(8,152)	(173,000)
Related party loans			63,090
Stock redemption for cash	1
Related party line of credit	245,000
Proceeds from issuance of common stock		4,254	4,253	87,870
Net cash from financing activities	244,999	28,226	61,100	86,549
Net increase (decrease) in Cash	10,142	(42,650)	112,041	4,729
Beginning cash balance	19,564	131,605	131,605	126,876
Ending cash balance	29,706	88,955	19,564	131,605
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for tax